      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 9, 2010.
                                                            FILE NOS. 333-146491
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 5                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                   Amendment No. 8                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 70 PINE STREET
                            NEW YORK, NEW YORK 10270
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786

                             MALLARY L. REZNIK, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                     C/O SUNAMERICA RETIREMENT MARKETS, INC.
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485





[ ] on (date) pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts.

Registrant does not intend for this Post-Effective Amendment No. 5 and Amendment No. 8 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

With the exception of any paragraph that discusses the incorporation of the American International Group, Inc. Annual Report on Form 10-K, the Prospectus is incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-146491 and 811-08810, filed on April 28, 2010, Accession No.
0000950123-10-039722.

A supplement dated November 9, 2010 to the Prospectus is included in Part A of this Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File Nos. 333-146491 and 811-08810.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
           POLARIS ADVANTAGE VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
         POLARIS PLATINUM III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
      POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
             POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 1, 2010
             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2010
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2010
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2010

                          VARIABLE ANNUITY ACCOUNT FOUR
                          SUPPLEMENT TO THE PROSPECTUS
                ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2010

                         VARIABLE ANNUITY ACCOUNT SEVEN
                         SUPPLEMENT TO THE PROSPECTUSES
               POLARIS PLUS VARIABLE ANNUITY DATED AUGUST 27, 2010
    POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED AUGUST 27, 2010
            POLARIS II A-CLASS VARIABLE ANNUITY DATED AUGUST 27, 2010
         POLARIS II ASSET MANAGER VARIABLE ANNUITY DATED AUGUST 27, 2010

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
           POLARIS ADVANTAGE VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
         POLARIS PLATINUM III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
      POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 20, 2010
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2010
                POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2010

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SUBHEADING "AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT" IN THE FINANCIAL STATEMENTS SECTION OF THE PROSPECTUS:

     The consolidated financial statements and financial statement schedules incorporated into this prospectus by reference to American International Group's Current Report on Form 8-K dated November 5, 2010 and management's assessment of the effectiveness of internal control over financial reporting incorporated into this prospectus by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2009, have been so incorporated in reliance upon the report (which contains an explanatory paragraph relating to American International Group's dependence upon the continued financial support of the U.S. government) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

EFFECTIVE ON OR ABOUT NOVEMBER 15, 2010, THE FOLLOWING CHANGE WILL BE MADE TO THE GROWTH-INCOME VARIABLE PORTFOLIO OFFERED IN THE PROSPECTUS:

The investment manager of the Growth-Income Variable Portfolio will change from AllianceBernstein L.P. to J.P. Morgan Investment Management Inc.

Dated: November 9, 2010

                Please keep this Supplement with your Prospectus.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-146491 and 811-08810, filed on April 28, 2010, Accession No. 0000950123-10-
039722.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements of FS Variable Separate Account are incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-146491 and 811-08810, filed on April 28, 2010, Accession No.
0000950123-10-039722:
     -   Report of Independent Registered Public Accounting Firm
     -   Statement of Assets and Liabilities as of December 31, 2009
     -   Schedule of Portfolio Investments as of December 31, 2009

     -   Statement of Operations for the year ended December 31, 2009


     - Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008

     -   Notes to Financial Statements

The following financial statements of First SunAmerica Life Insurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-146491 and 811-08810, filed on April 28, 2010, Accession
No. 0000950123-10-039722:
     -   Report of Independent Registered Public Accounting Firm
     -   Balance Sheet as of December 31, 2009 and 2008
     - Statement of Income and Comprehensive Income for the years ended December 31, 2009, 2008 and 2007
     - Statement of Cash Flows for the years ended December 31, 2009, 2008 and 2007
     -   Notes to Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account.................................    1
(2)   Custody Agreements........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract........................................    1
      (b)  Form of Selling Agreement............................................    1
(4)   (a)  Form of Variable Annuity Contract....................................    2
      (b)  Form of Optional Payment Enhancement Endorsement.....................    3
      (c)  Form of Optional Guaranteed Minimum Account Value Endorsement........    5
      (d)  Form of Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement .......................................    7
      (e)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    7
      (f)  Form of Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement........................................    8
      (g)  Form of Optional Guaranteed Minimum Withdrawal Benefit For One
           Life/For Two Lives Endorsement.......................................    8
      (h)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    12
      (i)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    12
      (j)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    12
      (k)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    12
      (l)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    12
      (m)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    12
      (n)  Form of Optional Guaranteed Living Benefit Endorsement...............    14
      (o)  Form of Optional Guaranteed Living Benefit Endorsement...............    15
      (p)  Form of Optional Guaranteed Living Benefit Endorsement...............    15
      (q)  Form of Optional Guaranteed Living Benefit Endorsement...............    15
      (r)  Form of Return of Purchase Payment Death Benefit Endorsement.........    15
      (s)  Form of Maximum Anniversary Value Death Benefit Endorsement..........    15
      (t)  Form of Nursing Home Rider...........................................    9
      (u)  Form of Variable Annuity Death Claim Guide...........................    16
(5)   Application for Contract..................................................    2
(6)   Corporate Documents of Depositor
      (a)  Certificate of Incorporation.........................................    1
      (b)  Amended and Restated By-Laws dated December 19, 2001.................    1
(7)   Reinsurance Contract......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement.............    1

      (b)  Form of SunAmerica Series Trust Fund Participation Agreement.........    1
      (c)  Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement...    4
      (d)  Form of Van Kampen Life Investment Trust Fund Participation
           Agreement............................................................    4
      (e)  Form of Principal Variable Contract Fund Inc. Fund Participation
           Agreement............................................................    10
      (f)  Form of MTB Group of Funds Fund Participation Agreement..............    10
      (g)  Form of American Funds Insurance Series and SunAmerica Series Trust
           Master-Feeder Fund Participation Agreement...........................    11
      (h)  Form of American Funds Insurance Series Fund Participation
           Agreement............................................................    13
      (i)  Form of Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement..............................................    14
      (j)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement..............................................    16
(9)   (a)  Opinion of Counsel and Consent of Depositor..........................    12
(10)  Consent of Independent Registered Public Accounting Firm..................    Filed Herewith
(11)  Financial Statements Omitted from Item 23.................................    Not Applicable
(12)  Initial Capitalization Agreement..........................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Control with First SunAmerica Life Insurance
           Company, the Depositor of Registrant.................................    16
      (b)  Power of Attorney -- First SunAmerica Life Insurance Company
           Directors............................................................    15
       (1)  Power of Attorney -- First SunAmerica Life Insurance Company
          Director..............................................................    16
      (c)  Support Agreement of American International Group, Inc...............    6



--------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 8, File Nos. 033-85014 and 811-08810, filed on March 31, 1998, Accession No. 0000950148-98-000732.

3 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 18, File Nos. 033-85014 and 811-08810, filed on February 8, 2002,
   Accession No. 0000950148-02-000266.

4 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
   Accession No. 0000950148-02-002786.

5 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 23, File Nos. 033-85014 and 811-08810, filed on April 21, 2004, Accession No. 0000950148-04-000768.

6 Incorporated by reference to Post-Effective Amendment No. 23 and Amendment No. 25, File Nos. 033-85014 and 811-08810, filed on August 12, 2005,
   Accession No. 0000950129-05-008180.

7 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 26, File Nos. 033-85014 and 811-08810, filed on October 24, 2005,
   Accession No. 0000950129-05-010017.

8 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment No. 27, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004650.

9 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-102137 and 811-08810, filed on September 21, 2006,
   Accession No. 0000950124-06-005436.

10 Incorporated by reference to Post-Effective Amendment No. 28 and Amendment No. 30, File Nos. 033-85014 and 811-08810, filed on December 12, 2006,
    Accession No. 0000950124-06-007504.

11 Incorporated by reference to Post-Effective Amendment No. 30 and Amendment
   No. 32, File Nos. 033-85014 and 811-08810, filed on April 30, 2007, Accession No. 0000950124-07-002496.

12 Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No.
   3, File Nos. 333-146491 and 811-08810, filed on January 31, 2008, Accession No. 0000950148-08-000019.

13 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

14 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   4, File Nos. 333-146491 and 811-08810, filed on April 28, 2008, Accession No. 0000950148-08-00101.

15 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157198 and 811-08810, filed on April 28, 2009, Accession No. 0000950134-09-008500.


16 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jay S. Wintrob................   Director, Chief Executive Officer and President
Michael J. Akers(2)...........   Director and Senior Vice President
N. Scott Gillis(1)............   Director, Senior Vice President and Chief
                                 Financial Officer
Bruce R. Abrams(2)............   Director and Executive Vice President
M. Bernard Aidinoff(3)........   Director
Jack R. Harnes(4).............   Director
Scott H. Richland(6)..........   Director
Jana W. Greer(1)..............   Executive Vice President
Christine A. Nixon............   Senior Vice President and Secretary
Stewart R. Polakov(1).........   Senior Vice President and Controller
Edwin R. Raquel(1)............   Senior Vice President and Chief Actuary
Mallary L. Reznik.............   Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)...........   Senior Vice President
Edward T. Texeria(1)..........   Senior Vice President and Chief Accounting Officer
Gavin D. Friedman.............   Vice President and Deputy General Counsel
William T. Devanney, Jr.......   Vice President
Roger E. Hahn(2)..............   Vice President
Tracey E. Harris(2)...........   Vice President
Rodney A. Haviland(1).........   Vice President
Sharla A. Jackson(5)..........   Vice President
Michelle H. Powers(2).........   Vice President
Connie E. Pritchett...........   Chief Compliance Officer, Fixed Annuities
Stephen J. Stone(1)...........   Vice President
Monica F. Suryapranata(1).....   Vice President and Controller Variable Annuity
                                 Products
Virginia N. Puzon.............   Assistant Secretary



--------

(1)    21650 Oxnard Street, Woodland Hills, CA 91367

(2)    2929 Allen Parkway, Houston, TX 77019


(3)    125 Broad, New York, NY 10004



(4)    64 South Quaker Hill Road, Pawling, NY 12564



(5)    205 East 10th Street, Amarillo, TX 79101



(6)    P.O. Box 297, Palos Verdes Estates, CA 90274



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of First SunAmerica Life Insurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see
Exhibit 13(a). An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-10-001465, filed on February 26, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of October 22, 2010, the number of Polaris II contracts funded by FS Variable Separate Account was 438 of which 311 were qualified contracts and 127 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Eleven of the Company's By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
     Two
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Four
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Five
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Nine
     First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine Anchor Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
Stephen A. Maginn(1).....   Director, Chief Distribution Officer
Frank Curran.............   Controller
Joseph D. Neary..........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary


--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 5th day of November, 2010.


                                        FS VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

JAY S. WINTROB*                   Chief Executive Officer, President     November 5, 2010
-----------------------------                 & Director
JAY S. WINTROB                      (Principal Executive Officer)


BRUCE R. ABRAMS*                               Director                  November 5, 2010
-----------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                           Director                  November 5, 2010
-----------------------------
M. BERNARD AIDINOFF


MICHAEL J. AKERS*                              Director                  November 5, 2010
-----------------------------
MICHAEL J. AKERS


N. SCOTT GILLIS*                     Senior Vice President, Chief        November 5, 2010
-----------------------------        Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


JACK R. HARNES*                                Director                  November 5, 2010
-----------------------------
JACK R. HARNES


SCOTT H. RICHLAND*                             Director                  November 5, 2010
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*                   Senior Vice President and          November 5, 2010
-----------------------------                 Controller
STEWART R. POLAKOV                  (Principal Accounting Officer)


/s/ MALLARY L. REZNIK                      Attorney-in-Fact              November 5, 2010
-----------------------------
*MALLARY L. REZNIK

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
    (10)        Consent of Independent Registered Public Accounting Firm